Vessel Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Vessel Revenues [Abstract]
Vessel Revenues
The following table includes the voyage revenues earned by the Company by type of contract (time charters, voyage charters and pool agreements) in each of the years ended December 31, 2023, 2024 and 2025, as presented in the accompanying consolidated statements of comprehensive income:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2023	2024	2025
Time charter revenues	3,439,356	14,315,299	19,013,061
Voyage charter revenues	3,253,385	1,310,312	—
Pool revenues	15,611,872	6,768,672	2,068,779
Total Vessel Revenues	$22,304,613	$22,394,283	$21,081,840